Notes Payable - Insurance Financing - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2023	Jan. 31, 2023	Oct. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes Payable [Line Items]
Debt instrument, interest rate							3.75%
Note payable, balance due				$ 5,907	$ 5,907		$ 8,830
Insurance Financing [Member]
Notes Payable [Line Items]
Notes payable, gross				199	199		$ 910
Annual premium of insurance policy amount			$ 910
Debt instrument, interest rate			7.35%
Payments of principal and interest					$ 101
Frequency of principal and interest payments					monthly		monthly
Payment terms					two monthly installments of $101, consisting of principal and interest remain		Seven additional monthly installments of principal and interest of $101 will be made
Note payable, balance due							$ 910
Interest expense				$ 6	$ 17		$ 7
Insurance Financing [Member] | Scenario Forecast [Member]
Notes Payable [Line Items]
Payments of principal and interest						$ 101
Insurance Financing [Member] | Subsequent Event [Member]
Notes Payable [Line Items]
Payments of principal and interest	$ 101	$ 135